Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 137,248	$ 162,465
Short-term Investments	117,821	102,847
Prepayments and other current assets	11,534	16,543
Total current assets	302,282	316,583
Non-current assets:
Total assets	415,605	424,687
Current liabilities:
Accounts payable	20,644	24,213
Contract liabilities and deferred income, current portion	34,040	31,988
Total current liabilities	103,276	111,286
Total liabilities	125,232	129,144
Commitments and contingencies
Shareholders' equity
Common shares	84	85
Treasury shares (29,711,964 shares and 34,475,224 shares as of December 31, 2019 and 2020, respectively)	8	7
Total Xunlei Limited's shareholders' equity	292,154	296,878
Total liabilities and shareholders' equity	415,605	424,687
Xunlei Limited [Member]
Current assets:
Cash and cash equivalents	57,585	7,683
Short-term Investments	47,525	102,555
Due from subsidiaries and consolidated VIEs	279,043	277,241
Prepayments and other current assets	860	274
Total current assets	385,013	387,753
Non-current assets:
Investments in subsidiaries and consolidated VIEs	(79,936)	(79,165)
Total assets	305,077	308,588
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIEs	10,750	9,737
Contract liabilities and deferred income, current portion	1	1
Accrued liabilities and other payables	2,118	1,918
Total current liabilities	12,924	11,711
Total liabilities	12,924	11,711
Shareholders' equity
Common shares	84	85
Treasury shares (29,711,964 shares and 34,475,224 shares as of December 31, 2019 and 2020, respectively)	8	7
Other shareholders' equity	292,061	296,785
Total Xunlei Limited's shareholders' equity	292,153	296,877
Total liabilities and shareholders' equity	$ 305,077	$ 308,588